Shareholder’s Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Shareholder’s Equity

Note 9 – Shareholder’s Equity

From May to July 2023, the Company issued 133,000 shares of common stock at $3.00 per share pursuant to private placements to ten individuals for cash. The total $399,000 of subscriptions were fully received as of September 30, 2023. The Company relied upon Regulation S of the Securities Act of 1933, as amended, for the sale of these securities. No commissions were paid regarding the share issuance and the share certificates were issued with a Rule 144 restrictive legend.

Note 9 – Shareholders’ Equity

RLSP was established on July 8, 2019 with registered capital of $20 million. As of December 31, 2022 and 2021, $2,163,316.71 and $50,500 cash has been transferred from the Company to RLSP as capital contribution, respectively.

On May 18, 2021, RLI was incorporated under the laws of the State of Nevada. The total number of authorized to issue are 100 million shares of common stock and 40 million shares of preferred stocks at par value $0.001 per share.

On May 27, 2021, the Company entered a share exchange agreement with Ms. Hua, the sole shareholder of RLI and RLSP, pursuant to which, the Company issued 40,000,000 shares of common stock to exchange all of RLSP’s shares issued and outstanding. The business acquisition is qualified as a common control transaction. Pursuant to ASC 805-50, RLI that received the equity interests of RLSP recognized the assets and liabilities transferred at their carrying amounts at the date of the transfer. And the transfer results in a change in the reporting entity pursuant to ASC 250-10, RLI presents RLSP’s financial statements retrospectively for all periods during which the two entities were under common control.

During June 2021, the Company issued 55,000 shares of common stocks at $2.5 per share to three individuals for cash. On July and September 2021, the Company issued 381,000 shares of common stocks at $2.5 per share to five individuals. The total $1,090,000 subscription were fully received as of December 31, 2021.

On September 6, 2021, the board of directors of the Company unanimously approved 2021 Equity Incentive Plan (the “2021 Plan”), which authorized the board to issue up to five million (5,000,000) common shares to qualified employees, consultant, officers and directors. On the same day, the majority shareholder and president, Ms. Xingxiu Hua, representing 98.94% of the Company’s outstanding voting stock as of September 6, 2021, approved the 2021 Plan. As of December 31, 2021, 95,900 common shares have been issued to employees and director under the 2021 Plan and vested immediately. $239,750 share-based compensation was recorded for the years ended December 31, 2021.

On September 13, 2021, 444,558 shares of common stocks issued resulting from loan conversion in the amount of $1,111,395. Refer to Note 6 Borrowings for details.